Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail)		12 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Currency swaps maturing in 2013 [Member] USD ($)	Dec. 31, 2012 Currency swaps maturing in 2013 [Member] NOK	Dec. 31, 2012 Derivative Instrument Maturity Date December 2015 [Member] USD ($)	Dec. 31, 2012 Derivative Instrument Maturity Date December 2015 [Member] NOK	Dec. 31, 2012 Currency swaps maturing in 2017 [Member] USD ($)	Dec. 31, 2012 Currency swaps maturing in 2017 [Member] NOK	Dec. 31, 2012 Currency swaps maturing in 2017 [Member] USD ($)	Dec. 31, 2012 Currency swaps maturing in 2017 [Member] NOK	Dec. 31, 2012 Floating Rate Receivable [Member]	Dec. 31, 2012 Floating Rate Receivable [Member] Currency swaps maturing in 2013 [Member]	Dec. 31, 2012 Floating Rate Receivable [Member] Derivative Instrument Maturity Date December 2015 [Member]	Dec. 31, 2012 Floating Rate Receivable [Member] Currency swaps maturing in 2017 [Member]	Dec. 31, 2012 Floating Rate Receivable [Member] Currency swaps maturing in 2017 [Member]	Dec. 31, 2012 Floating Rate Payable [Member] USD ($)	Dec. 31, 2012 Floating Rate Payable [Member] Currency swaps maturing in 2013 [Member]	Dec. 31, 2012 Fixed Rate Payable [Member] Derivative Instrument Maturity Date December 2015 [Member]	Dec. 31, 2012 Fixed Rate Payable [Member] Currency swaps maturing in 2017 [Member]	Dec. 31, 2012 Fixed Rate Payable [Member] Currency swaps maturing in 2017 [Member]
Derivative [Line Items]
Maturity Date		2013	2013	2015	2015	2017	2017	2017	2017
Notional Amount		$ 98,500,000	600,000,000	$ 122,800,000	700,000,000	$ 101,400,000	600,000,000	$ 125,000,000	700,000,000						$ 200,000,000
Floating Rate Receivable and Payable Reference Rate											NIBOR	NIBOR	NIBOR	NIBOR		LIBOR
Floating Rate Receivable and Payable Margin											4.75%	4.75%	5.75%	5.25%		5.04%
Fixed Rate Payable										1.12%					2.14%		5.52%	7.49%	6.88%
Fair Value/ Carrying Amount of Asset/ Liability	$ 13,886,000	$ 9,890,000		$ 3,075,000		$ 3,545,000		$ (2,624,000)